Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2025-RPL4
Start - End Dates:	9/7/2016 - 5/25/2021
Deal Loan Count:	20
Report Run Date:	7/18/2025 11:35

Loan Level Tape Compare Upload

Loans in Report	20

Redacted Loan ID	Loan Number	Loan ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Discrepancy Comments
DB81B46F-57C7-480D-99DD-2BDCA08B7077	XXX	XXX	XXX	Credit Report Date	XXX	XXX	Complete	credit report dated XXX
DB81B46F-57C7-480D-99DD-2BDCA08B7077	XXX	XXX	XXX	Property Type	SFR	Detached PUD	Complete	Property type is detached PUD per ttitle.
DB81B46F-57C7-480D-99DD-2BDCA08B7077	XXX	XXX	XXX	Representative Score	XXX	XXX	Complete	FICO score XXX per credit reprot.
E54052BE-588B-4608-A79B-DE51D6AA76D0	XXX	XXX	XXX	Appraised Date	XXX	XXX	Complete	Current value is derived from Appraisal.
E54052BE-588B-4608-A79B-DE51D6AA76D0	XXX	XXX	XXX	Lender's Application Date	XXX	XXX	Complete	Current value derived from GFE.
1851803C-8927-47FC-9425-1170AF13ACBF	XXX	XXX	XXX	Loan Purpose	Refinance	Cashout Refi	Complete	Verified per final CD.
8325CBDC-4E1A-4F2B-AF9E-A54A990181FF	XXX	XXX	XXX	Property Type	Manufactured Housing-1	Manufactured (Dbl)	Complete	Per Appraisal
DD74F076-877C-425A-B68A-5344FD5CF0A3	XXX	XXX	XXX	Interest Only Period?	Y	No	Complete	No interest only term in Note.
DD74F076-877C-425A-B68A-5344FD5CF0A3	XXX	XXX	XXX	Maturity Date	XXX	XXX	Complete	Maturity date per Note is XXX
DD74F076-877C-425A-B68A-5344FD5CF0A3	XXX	XXX	XXX	Note P&I	XXX	XXX	Complete	Note P& I per Note is XXX
DD74F076-877C-425A-B68A-5344FD5CF0A3	XXX	XXX	XXX	Note Rate	XXX	XXX	Complete	Note rate per note is XXX
412DF477-7E62-4B1B-96E5-140B5FC1BF96	XXX	XXX	XXX	Maturity Date	XXX	XXX	Complete	Maturity Date is XXX per Note.
412DF477-7E62-4B1B-96E5-140B5FC1BF96	XXX	XXX	XXX	Note P&I	XXX	XXX	Complete	Note P&I is XXX biweekly per Note.
412DF477-7E62-4B1B-96E5-140B5FC1BF96	XXX	XXX	XXX	Note Rate	XXX	XXX	Complete	Note Rate is XXX per Note.
A9834BBC-C967-4956-AAEE-1E340BEFC594	XXX	XXX	XXX	Property Type	Pud-1	Detached PUD	Complete	(No Data)
A9834BBC-C967-4956-AAEE-1E340BEFC594	XXX	XXX	XXX	Representative Score	XXX	XXX	Complete	Source: Credit Rpt
66D3BAA1-1FED-49ED-90CB-78EFF0547ED5	XXX	XXX	XXX	First payment Date	XXX	XXX	Complete	(No Data)
A2AB80D7-D37C-4BA4-96E4-4D88AEA080E2	XXX	XXX	XXX	Borrower 2 First Name	XXX	XXX	Complete	First name verified from Note.
A2AB80D7-D37C-4BA4-96E4-4D88AEA080E2	XXX	XXX	XXX	First Name	XXX	XXX	Complete	First name verified from Note.
A2AB80D7-D37C-4BA4-96E4-4D88AEA080E2	XXX	XXX	XXX	Last Name	XXX	XXX	Complete	Last name verified from Note.
D0A23E3B-F145-4F8C-BD31-CF8B5232FEDC	XXX	XXX	XXX	Note Date	XXX	XXX	Complete	Note date of XXX as stated on Note.
DC6B0904-D1DD-46A7-8D03-96339F7A9604	XXX	XXX	XXX	Amortization Type	Fixed	ARM	Complete	Per Note Amortization ARM. Source of tape value unknown.
84C29440-DF50-4B0A-B8D6-C861850C44E4	XXX	XXX	XXX	Note Rate	XXX	XXX	Complete	Per note
F0754724-8DF5-47BE-8973-DC6D719BB0E7	XXX	XXX	XXX	Appraised Date	XXX	XXX	Complete	Appraised date is XXX per review.
F0754724-8DF5-47BE-8973-DC6D719BB0E7	XXX	XXX	XXX	Appraised Value	XXX	XXX	Complete	Appraised value is XXX per review.
F0754724-8DF5-47BE-8973-DC6D719BB0E7	XXX	XXX	XXX	Credit Report Date	XXX	XXX	Complete	Credit report date is XXX per review.
4105E19D-5002-4D56-8502-4BD46F6BC3D9	XXX	XXX	XXX	Representative Score	XXX	XXX	Complete	Representative score is XXX.
319CC1C4-25E6-45A5-AD31-705168CC0EDC	XXX	XXX	XXX	Application Date	XXX	XXX	Complete	(No Data)
319CC1C4-25E6-45A5-AD31-705168CC0EDC	XXX	XXX	XXX	DTI (Back)	XXX	XXX	Complete	Current value is not including qualifying rate
319CC1C4-25E6-45A5-AD31-705168CC0EDC	XXX	XXX	XXX	DTI (Front)	XXX	XXX	Complete	Current value is not including qualifying rate
319CC1C4-25E6-45A5-AD31-705168CC0EDC	XXX	XXX	XXX	Loan Doc Type	Full Doc	Alt Doc/Bank Statements	Complete	Current value is based off of alt program - bank statements

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